Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALPS SERIES TRUST
Entity Central Index Key	0001558107
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000193426
Shareholder Report [Line Items]
Fund Name	Beacon Planned Return Strategy Fund
Trading Symbol	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Beacon Planned Return Strategy Fund - Institutional Class for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.beacontrust.com/services/investment-management/beacon-funds. You can also request this information by contacting us at 1-844-894-9222.
Additional Information Phone Number	1-844-894-9222
Additional Information Website	https://www.beacontrust.com/services/investment-management/beacon-funds
Expenses [Text Block]

What were the Fund's Costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Beacon Planned Return Strategy Fund - Institutional	$64	1.27%

Expenses Paid, Amount	$ 0.0127
Expense Ratio, Percent	6400.00%
Factors Affecting Performance [Text Block]

How did the Fund perform the past six months?

The Beacon Planned Return Strategy Fund - I returned 0.87% for the 6 months ended March 31, 2026. This is in contrast to the CBOE S&P 500 BuyWrite Index, which had a 5.55% return for the same time period.

The returns sought to be generated by the Fund are derived from three distinct and sometimes complementary return elements, i.e., returns from Directional/Enhanced market movements, returns from Income (or option premium) and returns from the Hedge that creates constant “downside protection”.

During the period, the Directional /Enhanced component detracted value due to the decrease in the S&P 500, the Income component added value through the premium collected from selling out-of-the money call and put options, and the Hedge component added value due to the decrease in the S&P 500.

Line Graph [Table Text Block]
Table Summary
	Beacon Planned Return Strategy Fund - Institutional - $1,886,705	S&P 500® Total Return Index - $2,967,391	CBOE S&P 500 BuyWrite Index - $1,702,859
10/2/2017	$1,000,000.00	$1,000,000.00	$1,000,000.00
3/31/2018	$1,013,244.09	$1,054,264.18	$1,010,887.60
9/30/2018	$1,076,446.45	$1,174,549.41	$1,096,538.69
3/31/2019	$1,091,691.78	$1,154,381.98	$1,044,148.20
9/30/2019	$1,138,587.63	$1,224,513.54	$1,084,395.69
3/31/2020	$1,026,380.15	$1,073,830.43	$879,937.53
9/30/2020	$1,220,717.43	$1,410,016.88	$1,023,023.12
3/31/2021	$1,327,212.06	$1,678,951.36	$1,163,269.12
9/30/2021	$1,361,462.70	$1,833,090.82	$1,238,906.91
3/31/2022	$1,411,347.42	$1,941,637.53	$1,336,334.83
9/30/2022	$1,219,717.49	$1,549,472.99	$1,100,035.87
3/31/2023	$1,391,764.80	$1,791,578.02	$1,244,705.65
9/30/2023	$1,471,494.04	$1,884,428.52	$1,260,913.75
3/31/2024	$1,607,838.09	$2,326,924.02	$1,392,723.17
9/30/2024	$1,687,785.84	$2,569,446.82	$1,491,727.82
3/31/2025	$1,699,633.77	$2,518,934.49	$1,529,225.39
9/30/2025	$1,870,459.90	$3,021,610.30	$1,613,277.34
3/31/2026	$1,886,704.67	$2,967,390.95	$1,702,859.02

Average Annual Return [Table Text Block]

Average Annual Total Retuns

Table Summary
Institutional	1 Year	5 Year	Since Inception
Beacon Planned Return Strategy Fund - Institutional	11.01%	7.29%	7.76%
S&P 500® Total Return Index	17.80%	12.06%	13.66%
CBOE S&P 500 BuyWrite Index	11.35%	7.92%	6.47%

AssetsNet	$ 306,578,847
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$306,578,847 # of Portfolio Holdings87 Portfolio Turnover Rate (Institutional)-%
Holdings [Text Block]

Asset Class Weightings

(as a % of Net Assets)

Table Summary
Value	Value
Short Term Security	1.67%
Purchased Options	108.94%
Cash, Cash Equivalents, & Other Net Assets	(10.61)%

Country Weightings

(as a % of Net Assets)

Table Summary
Value	Value
58.42%
United States	52.19%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Table Summary
Top 10%
Call XSP May 78.55 05/14/2026	9.55%
Call XSP June 81.80 06/12/2026	9.12%
Call XSP 84.05 07/14/2026	8.81%
Call XSP September 87.40 09/14/2026	8.29%
Call XSP January 88.70 01/14/2027	7.81%
Call XSP December 90.80 12/14/2026	7.78%
Call XSP April 76.65 04/14/2026	7.33%
Call XSP August 86.15 08/14/2026	7.02%
Call XSP Febuary 87.25 02/12/2027	6.44%
Call XSP October 87.65 10/14/2026	5.89%
Total % of Top 10 Holdings	78.04%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material Fund changes during the reporting period.
C000241324
Shareholder Report [Line Items]
Fund Name	Brigade High Income Fund
Class Name	FOUNDERS
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Brigade High Income Fund - Founders Class for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brigadefunds.com/resources. You can also request this information by contacting us at 212.745.9700.
Additional Information Phone Number	212.745.9700
Additional Information Website	https://www.brigadefunds.com/resources
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Brigade High Income Fund - Founders	$26	0.52%

Expenses Paid, Amount	$ 0.0052
Expense Ratio, Percent	2600.00%
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Founders	1 Year	Since Inception
Brigade High Income Fund - Founders (Incep. May 1, 2023)	6.53%	9.95%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.87%
60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan	6.06%	8.24%
ICE BofA US High Yield Constrained Index	6.90%	8.44%

Performance Inception Date	May 01, 2023
AssetsNet	$ 1,045,452,988
Holdings Count | Holding	381
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$1,045,452,988 # of Portfolio Holdings381 Portfolio Turnover Rate21%
Holdings [Text Block]

ASSET CLASS WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Corporate Bonds	56.8%
Bank Loans	37.1%
Common Stocks	1.6%
Convertible Bonds	0.6%
Preferred Stocks	0.1%
Rights and Warrants	0.0%
Cash and Equivalents	3.7%

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	3.7%
Utilities	1.5%
Industrial	5.2%
Energy	7.2%
Technology	7.2%
Basic Materials	9.0%
Financial	12.9%
Communications	13.5%
Consumer, Cyclical	16.3%
Consumer, Non-cyclical	23.6%

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(as a % of Net Assets)

Table Summary
Top 10	Top 10
Akumin, Inc. 08/31/2031 9.75%	1.3%
CCO Holdings LLC / CCO Holdings Capital Corp. 01/15/2034 4.25%	0.8%
Pluto Acquisition I, Inc. 09/20/2028 3M SOFR + 4.00%	0.8%
GrubHub Holdings, Inc. 07/31/2030 13.00 (7.00 PIK)%	0.8%
Envision Healthcare Corp.	0.8%
Avaya Inc. 08/01/2028 1M SOFR + 7.50%	0.7%
Global Medical Response TL B 10/02/2028 3M SOFR + 3.50%	0.7%
Genesis Energy LP / Genesis Energy Finance Corp. 05/15/2033 8.00%	0.7%
Rain Carbon, Inc. 09/01/2029 12.25%	0.7%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 06/15/2030 9.00%	0.7%
Total % of Top 10 Holdings	7.9%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000241325
Shareholder Report [Line Items]
Fund Name	Brigade High Income Fund
Class Name	INSTITUTIONAL
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Brigade High Income Fund - Institutional Class for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brigadefunds.com/resources. You can also request this information by contacting us at 212.745.9700.
Additional Information Phone Number	212.745.9700
Additional Information Website	https://www.brigadefunds.com/resources
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Brigade High Income Fund - Institutional	$26	0.52%

Expenses Paid, Amount	$ 0.0052
Expense Ratio, Percent	2600.00%
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Institutional	1 Year	Since Inception
Brigade High Income Fund - Institutional (Incep. May 4, 2023)	6.65%	9.96%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.44%
60% ICE BofA US HY Contrained / 40% S&P UBS Leverage Loan	6.06%	8.43%
ICE BofA US High Yield Constrained Index	6.90%	8.70%

Performance Inception Date	May 04, 2023
AssetsNet	$ 1,045,452,988
Holdings Count | Holding	381
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$1,045,452,988 # of Portfolio Holdings381 Portfolio Turnover Rate21%
Holdings [Text Block]

ASSET CLASS WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Corporate Bonds	56.8%
Bank Loans	37.1%
Common Stocks	1.6%
Convertible Bonds	0.6%
Preferred Stocks	0.1%
Rights and Warrants	0.0%
Cash and Equivalents	3.7%

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	3.7%
Utilities	1.5%
Industrial	5.2%
Energy	7.2%
Technology	7.2%
Basic Materials	9.0%
Financial	12.9%
Communications	13.5%
Consumer, Cyclical	16.3%
Consumer, Non-cyclical	23.6%

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(as a % of Net Assets)

Table Summary
Top 10	Top 10
Akumin, Inc. 08/31/2031 9.75%	1.3%
CCO Holdings LLC / CCO Holdings Capital Corp. 01/15/2034 4.25%	0.8%
Pluto Acquisition I, Inc. 09/20/2028 3M SOFR + 4.00%	0.8%
GrubHub Holdings, Inc. 07/31/2030 13.00 (7.00 PIK)%	0.8%
Envision Healthcare Corp.	0.8%
Avaya Inc. 08/01/2028 1M SOFR + 7.50%	0.7%
Global Medical Response TL B 10/02/2028 3M SOFR + 3.50%	0.7%
Genesis Energy LP / Genesis Energy Finance Corp. 05/15/2033 8.00%	0.7%
Rain Carbon, Inc. 09/01/2029 12.25%	0.7%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 06/15/2030 9.00%	0.7%
Total % of Top 10 Holdings	7.9%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000203691
Shareholder Report [Line Items]
Fund Name	Carret Kansas Tax-Exempt Bond Fund
Trading Symbol	CLASS A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Carret Kansas Tax-Exempt Bond Fund - A for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carret.com/kansas-tax-exempt-bond-fund. You can also request this information by contacting us at 888.266.8787.
Additional Information Phone Number	888.266.8787
Additional Information Website	https://www.carret.com/kansas-tax-exempt-bond-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

Expenses Paid, Amount	$ 0.0080
Expense Ratio, Percent	4000.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

For the 6 months ending March 31, 2026, the Carret Kansas Tax-Exempt Bond Fund returned 0.92% compared to a return of 1.38% for the Bloomberg Municipal Bond Index and a return of 0.24% for the Bloomberg 7 Year Municipal Bond Index. The return of the Fund was primarily driven by falling intermediate-duration interest rates in 4Q25 followed by rising intermediate-duration interest rates in 1Q26. The swing in interest rates was tied to Fed rate cuts and slowing economic growth in 4Q25 quickly followed by rising inflationary pressures and geopolitical uncertainly in 1Q26. The balance between strong supply and strong demand combined with a positive credit outlook helped to soften return volatility for the period.

Line Graph [Table Text Block]
Table Summary
	Carret Kansas Tax-Exempt Bond Fund - A - NAV - $11,262	Carret Kansas Tax-Exempt Bond Fund - Class A - Load - $10,780	Bloomberg Municipal Bond Index - $12,379	Bloomberg US Municipal Bond: 7 Year (6-8) Index - $12,229
3/31/2016	$10,000.00	$9,571.92	$10,000.00	$10,000.13
4/30/2016	$10,040.08	$9,610.28	$10,073.56	$10,066.92
10/31/2016	$10,064.49	$9,633.65	$10,122.89	$10,098.93
4/30/2017	$10,020.49	$9,591.53	$10,088.07	$10,087.56
10/31/2017	$10,129.98	$9,696.33	$10,344.82	$10,273.34
3/31/2018	$10,076.23	$9,644.89	$10,281.68	$10,120.27
9/30/2018	$10,078.75	$9,647.29	$10,355.59	$10,206.78
3/31/2019	$10,432.09	$9,985.51	$10,835.33	$10,693.13
9/30/2019	$10,734.17	$10,274.66	$11,241.06	$11,009.95
3/31/2020	$10,854.29	$10,389.63	$11,252.37	$11,004.38
9/30/2020	$11,153.83	$10,676.35	$11,701.03	$11,535.97
3/31/2021	$11,212.85	$10,732.85	$11,872.19	$11,619.92
9/30/2021	$11,270.62	$10,788.14	$12,008.53	$11,700.17
3/31/2022	$10,657.36	$10,201.14	$11,341.60	$11,056.34
9/30/2022	$9,950.21	$9,524.26	$10,627.48	$10,634.69
3/31/2023	$10,629.02	$10,174.01	$11,370.90	$11,278.29
9/30/2023	$10,081.17	$9,649.61	$10,910.58	$10,871.72
3/31/2024	$10,721.16	$10,262.20	$11,726.41	$11,519.96
9/30/2024	$10,933.56	$10,465.51	$12,042.19	$11,787.61
3/31/2025	$10,847.60	$10,383.24	$11,869.43	$11,721.51
9/30/2025	$11,177.89	$10,699.39	$12,209.88	$12,197.43
3/31/2026	$11,261.89	$10,779.79	$12,378.91	$12,229.21

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Class A	1 Year	5 Year	10 Year
Carret Kansas Tax-Exempt Bond Fund - Class A - NAV	3.82%	0.09%	1.20%
Carret Kansas Tax-Exempt Bond Fund - Class A - Load	-0.63%	-0.77%	0.75%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg US Municipal Bond: 7 Year (6-8) Index	4.35%	1.03%	2.03%

AssetsNet	$ 131,285,230
Holdings Count | Holding	169
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$131,285,230 # of Portfolio Holdings169 Portfolio Turnover Rate5%
Holdings [Text Block]

MATURITY WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
5-10 Yr	41.4%
> 10 Yr	35.3%
3-5 Yr	14.1%
1-3 Yr	8.2%
&lt; 1 Yr	0.4%

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.64%
Health Care	1.03%
Public Services	1.29%
Transportation	10.08%
Utilities	11.06%
Education	36.17%
General Obligation	39.43%

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(as a % of Net Assets)

Table Summary
Top 10%
Johnson County Unified School District No 229 Blue Valley 10/01/2038 5.00%	1.70%
State of Kansas Department of Transportation 09/01/2031 5.00%	1.57%
State of Kansas Department of Transportation 09/01/2034 5.00%	1.57%
Allen County Unified School District No 257 09/01/2043 3.00%	1.52%
Kansas Development Finance Authority 05/01/2042 5.00%	1.23%
State of Kansas Department of Transportation 09/01/2028 5.00%	1.18%
City of Lenexa KS 09/01/2033 3.00%	1.17%
County of Johnson KS 09/01/2035 4.00%	1.17%
Douglas County Unified School District No 497 Lawrence 09/01/2031 4.00%	1.15%
Johnson County Unified School District No 229 Blue Valley 10/01/2040 4.00%	1.15%
Total % of Top 10 Holdings	13.41%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000203690
Shareholder Report [Line Items]
Fund Name	Carret Kansas Tax-Exempt Bond Fund
Trading Symbol	INSTITUTIONAL
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Carret Kansas Tax-Exempt Bond Fund - Institutional for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carret.com/kansas-tax-exempt-bond-fund. You can also request this information by contacting us at 888.266.8787.
Additional Information Phone Number	888.266.8787
Additional Information Website	https://www.carret.com/kansas-tax-exempt-bond-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

Expenses Paid, Amount	$ 0.0048
Expense Ratio, Percent	2400.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

For the 6 months ending March 31, 2026, the Carret Kansas Tax-Exempt Bond Fund returned 0.92% compared to a return of 1.38% for the Bloomberg Municipal Bond Index and a return of 0.24% for the Bloomberg 7 Year Municipal Bond Index. The return of the Fund was primarily driven by falling intermediate-duration interest rates in 4Q25 followed by rising intermediate-duration interest rates in 1Q26. The swing in interest rates was tied to Fed rate cuts and slowing economic growth in 4Q25 quickly followed by rising inflationary pressures and geopolitical uncertainly in 1Q26. The balance between strong supply and strong demand combined with a positive credit outlook helped to soften return volatility for the period.

Line Graph [Table Text Block]
Table Summary
	Carret Kansas Tax-Exempt Bond Fund - Institutional - $3,471,268	Bloomberg Municipal Bond Index - $3,713,673	Bloomberg US Municipal Bond: 7 Year (6-8) Index - $3,668,715
3/31/2016	$3,000,000.00	$3,000,000.00	$2,999,999.80
4/30/2016	$3,012,981.71	$3,022,067.66	$3,020,038.30
10/31/2016	$3,026,219.83	$3,036,868.49	$3,029,640.08
4/30/2017	$3,018,811.59	$3,026,422.42	$3,026,230.75
10/31/2017	$3,057,788.82	$3,103,445.51	$3,081,962.83
3/31/2018	$3,046,476.64	$3,084,503.66	$3,036,041.27
9/30/2018	$3,053,099.42	$3,106,678.18	$3,061,993.90
3/31/2019	$3,161,147.90	$3,250,598.89	$3,207,899.22
9/30/2019	$3,259,879.35	$3,372,318.35	$3,302,942.93
3/31/2020	$3,300,459.64	$3,375,711.32	$3,301,273.06
9/30/2020	$3,395,778.89	$3,510,308.04	$3,460,746.11
3/31/2021	$3,418,007.29	$3,561,656.77	$3,485,933.39
9/30/2021	$3,439,920.00	$3,602,559.42	$3,510,007.42
3/31/2022	$3,256,823.87	$3,402,481.05	$3,316,858.56
9/30/2022	$3,044,546.54	$3,188,243.05	$3,190,365.54
3/31/2023	$3,256,293.10	$3,411,270.72	$3,383,444.82
9/30/2023	$3,092,351.53	$3,273,174.16	$3,261,474.38
3/31/2024	$3,292,665.11	$3,517,922.18	$3,455,945.22
9/30/2024	$3,362,096.47	$3,612,658.18	$3,536,238.37
3/31/2025	$3,333,599.31	$3,560,828.56	$3,516,408.61
9/30/2025	$3,439,623.98	$3,662,964.97	$3,659,182.91
3/31/2026	$3,471,267.95	$3,713,672.51	$3,668,715.11

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Institutional	1 Year	5 Year	10 Year
Carret Kansas Tax-Exempt Bond Fund - Institutional	4.13%	0.31%	1.47%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg US Municipal Bond: 7 Year (6-8) Index	4.35%	1.03%	2.03%

AssetsNet	$ 131,285,230
Holdings Count | Holding	169
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$131,285,230 # of Portfolio Holdings169 Portfolio Turnover Rate5%
Holdings [Text Block]

MATURITY WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
5-10 Yr	41.4%
> 10 Yr	35.3%
3-5 Yr	14.1%
1-3 Yr	8.2%
&lt; 1 Yr	0.4%

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.64%
Health Care	1.03%
Public Services	1.29%
Transportation	10.08%
Utilities	11.06%
Education	36.17%
General Obligation	39.43%

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(as a % of Net Assets)

Table Summary
Top 10%
Johnson County Unified School District No 229 Blue Valley 10/01/2038 5.00%	1.70%
State of Kansas Department of Transportation 09/01/2031 5.00%	1.57%
State of Kansas Department of Transportation 09/01/2034 5.00%	1.57%
Allen County Unified School District No 257 09/01/2043 3.00%	1.52%
Kansas Development Finance Authority 05/01/2042 5.00%	1.23%
State of Kansas Department of Transportation 09/01/2028 5.00%	1.18%
City of Lenexa KS 09/01/2033 3.00%	1.17%
County of Johnson KS 09/01/2035 4.00%	1.17%
Douglas County Unified School District No 497 Lawrence 09/01/2031 4.00%	1.15%
Johnson County Unified School District No 229 Blue Valley 10/01/2040 4.00%	1.15%
Total % of Top 10 Holdings	13.41%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000225903
Shareholder Report [Line Items]
Fund Name	CLARKSTON FOUNDERS FUND
Class Name	Founders
Trading Symbol	CFMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Clarkston Founders Fund - Founders Class for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-founders-fund. You can also request this information by contacting us at 844.680.6562.
Additional Information Phone Number	844.680.6562
Additional Information Website	https://www.clarkstonfunds.com/literature/clarkston-founders-fund
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Founders Fund - Founders Class	$40	0.80%

Expenses Paid, Amount	$ 0.0080
Expense Ratio, Percent	4000.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

During the six-month period ended March 31, 2026, the Fund’s Founders Class had a return of -1.72% compared to 1.45% for the Russell Midcap® Index and -1.65% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  Warner Bros. Discovery, Inc. (WBD), a media and entertainment company that operates worldwide.

  FedEx Corporation (FDX), a provider of transportation, e-commerce, and business services in the United States and internationally that operates through two segments: Federal Express and FedEx Freight.

  Affiliated Managers Group, Inc. (AMG), which operates as an investment management company providing investment management services to mutual funds, institutional clients, retail and high net worth individuals in the United States.

Three largest detractors from the Fund’s performance for the period:

  CCC Intelligent Solutions Holdings Inc. (CCC), a software as a service (SaaS) company for the property and casualty insurance economy in the United States and China that connects trading partners, facilitates commerce, and supports mission-critical, artificial intelligence enabled digital workflow across the insurers, repairers, automakers, parts suppliers, lenders, and others.

  Clarivate PLC (CLVT), an information services provider in the Americas, the Middle East, Africa, Europe, and the Asia Pacific that operates through three segments: Academia & Government, Life Sciences & Healthcare, and Intellectual Property.

  Avantor, Inc. (AVTR), a provider of products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries in the Americas, Europe, Asia, the Middle East, and Africa.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Founders	1 Year	5 Year	Since Inception
Clarkston Founders Fund - Founders Class (Incept. February 16, 2021)	3.25%	2.12%	2.79%
Russell 3000® Index	18.09%	10.87%	10.64%
Russell Midcap® Index	15.98%	7.26%	7.09%

Performance Inception Date	Feb. 16, 2021
AssetsNet	$ 162,970,696
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$162,970,696 # of Portfolio Holdings (excluding cash)29 Portfolio Turnover Rate14%
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	2.97%
Basic Materials	1.92%
Utilities	2.89%
Consumer Discretionary	10.68%
Financials	11.57%
Industrials	11.95%
Consumer Staples	17.18%
Health Care	17.78%
Technology	23.06%

TOP TEN HOLDINGS (as a % of Net Assets)

Table Summary
Top 10%
Clarivate PLC	12.11%
Post Holdings, Inc.	9.40%
Affiliated Managers Group, Inc.	7.30%
Avantor, Inc.	5.53%
CCC Intelligent Solutions Holdings Inc.	5.52%
IQVIA Holdings, Inc.	3.77%
LKQ Corp.	3.69%
Becton Dickinson & Co.	3.67%
Middleby Corp.	3.50%
Fidelity National Information Services, Inc.	3.45%
Total % of Top 10 Holdings	57.94%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000168469
Shareholder Report [Line Items]
Fund Name	CLARKSTON FOUNDERS FUND
Class Name	Institutional
Trading Symbol	CIMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Clarkston Founders Fund - Institutional Class for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-founders-fund. You can also request this information by contacting us at 844.680.6562.
Additional Information Phone Number	844.680.6562
Additional Information Website	https://www.clarkstonfunds.com/literature/clarkston-founders-fund
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Founders Fund - Institutional Class	$44	0.90%

Expenses Paid, Amount	$ 0.0090
Expense Ratio, Percent	4400.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

During the six-month period ended March 31, 2026, the Fund’s Institutional Class had a return of -1.88% compared to 1.45% for the Russell Midcap® Index and -1.65% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  Warner Bros. Discovery, Inc. (WBD), a media and entertainment company that operates worldwide.

  FedEx Corporation (FDX), a provider of transportation, e-commerce, and business services in the United States and internationally that operates through two segments: Federal Express and FedEx Freight.

  Affiliated Managers Group, Inc. (AMG), which operates as an investment management company providing investment management services to mutual funds, institutional clients, retail and high net worth individuals in the United States.

Three largest detractors from the Fund’s performance for the period:

  CCC Intelligent Solutions Holdings Inc. (CCC), a software as a service (SaaS) company for the property and casualty insurance economy in the United States and China that connects trading partners, facilitates commerce, and supports mission-critical, artificial intelligence enabled digital workflow across the insurers, repairers, automakers, parts suppliers, lenders, and others.

  Clarivate PLC (CLVT), an information services provider in the Americas, the Middle East, Africa, Europe, and the Asia Pacific that operates through three segments: Academia & Government, Life Sciences & Healthcare, and Intellectual Property.

  Avantor, Inc. (AVTR), a provider of products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries in the Americas, Europe, Asia, the Middle East, and Africa.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Institutional	1 Year	5 Year	Since Inception
Clarkston Founders Fund - Institutional Class (Incept. January 31, 2017)	3.09%	2.01%	7.30%
Russell 3000® Index	18.09%	10.87%	13.45%
Russell Midcap® Index	15.98%	7.26%	10.37%

Performance Inception Date	Jan. 31, 2017
AssetsNet	$ 162,970,696
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$162,970,696 # of Portfolio Holdings (excluding cash)29 Portfolio Turnover Rate14%
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	2.97%
Basic Materials	1.92%
Utilities	2.89%
Consumer Discretionary	10.68%
Financials	11.57%
Industrials	11.95%
Consumer Staples	17.18%
Health Care	17.78%
Technology	23.06%

TOP TEN HOLDINGS (as a % of Net Assets)

Table Summary
Top 10%
Clarivate PLC	12.11%
Post Holdings, Inc.	9.40%
Affiliated Managers Group, Inc.	7.30%
Avantor, Inc.	5.53%
CCC Intelligent Solutions Holdings Inc.	5.52%
IQVIA Holdings, Inc.	3.77%
LKQ Corp.	3.69%
Becton Dickinson & Co.	3.67%
Middleby Corp.	3.50%
Fidelity National Information Services, Inc.	3.45%
Total % of Top 10 Holdings	57.94%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000159698
Shareholder Report [Line Items]
Fund Name	CLARKSTON FUND
Class Name	Institutional
Trading Symbol	CILGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Clarkston Fund - Institutional Class for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-fund. You can also request this information by contacting us at 844.680.6562.
Additional Information Phone Number	844.680.6562
Additional Information Website	https://www.clarkstonfunds.com/literature/clarkston-fund
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Fund - Institutional Class	$32	0.65%

Expenses Paid, Amount	$ 0.0065
Expense Ratio, Percent	3200.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

During the six-month period ended March 31, 2026, the Fund’s Institutional Class had a return of -1.75% compared to -1.87% for the Russell 1000® Index and -1.65% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  Warner Bros. Discovery, Inc. (WBD), a media and entertainment company that operates worldwide.

  FedEx Corporation (FDX), a provider of transportation, e-commerce, and business services in the United States and internationally that operates through two segments: Federal Express and FedEx Freight.

  Anheuser-Busch InBev SA/NV ADR (BUD), a company that produces and sells beer in North America, Middle Americas, South America, Europe, the Middle East, Africa, and the Asia Pacific.

Three largest detractors from the Fund’s performance for the period:

  Gartner, Inc. (IT), a provider of business and technology insights for decisions and performance on an organization's priorities in the United States, Canada, Europe, the Middle East, Africa, and internationally.

  Clarivate PLC (CLVT), an information services provider in the Americas, the Middle East, Africa, Europe, and the Asia Pacific that operates through three segments: Academia & Government, Life Sciences & Healthcare, and Intellectual Property.

  Avantor, Inc. (AVTR), a provider of products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries in the Americas, Europe, Asia, the Middle East, and Africa.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Institutional	1 Year	5 Year	Since Inception
Clarkston Fund - Institutional Class (Incept. April 1, 2016)	3.17%	3.12%	7.93%
Russell 3000® Index	18.09%	10.87%	13.65%
Russell 1000® Index	17.74%	11.34%	13.90%

Performance Inception Date	Apr. 01, 2016
AssetsNet	$ 96,810,558
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$96,810,558 # of Portfolio Holdings (excluding cash)27 Portfolio Turnover Rate9%
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	5.34%
Basic Materials	3.15%
Consumer Discretionary	6.75%
Technology	14.42%
Financials	14.95%
Industrials	16.04%
Consumer Staples	19.67%
Health Care	19.68%

TOP TEN HOLDINGS (as a % of Net Assets)

Table Summary
Top 10%
Post Holdings, Inc.	10.11%
Affiliated Managers Group, Inc.	8.00%
Clarivate PLC	7.17%
IQVIA Holdings, Inc.	5.11%
Avantor, Inc.	5.06%
Becton Dickinson & Co.	5.03%
Fidelity National Information Services, Inc.	4.60%
Fortive Corp.	4.57%
Airbnb, Inc.	3.91%
Lamb Weston Holdings, Inc.	3.71%
Total % of Top 10 Holdings	57.27%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000159696
Shareholder Report [Line Items]
Fund Name	CLARKSTON PARTNERS FUND
Class Name	Founders
Trading Symbol	CFSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Clarkston Partners Fund - Founders Class for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-partners-fund. You can also request this information by contacting us at 844.680.6562.
Additional Information Phone Number	844.680.6562
Additional Information Website	https://www.clarkstonfunds.com/literature/clarkston-partners-fund
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Partners Fund - Founders Class	$42	0.85%

Expenses Paid, Amount	$ 0.0085
Expense Ratio, Percent	4200.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

During the six-month period ended March 31, 2026, the Fund’s Founders Class had a return of -3.60% compared to 4.30% for the Russell 2500TM Index and -1.65% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  Neogen Corporation (NEOG), a company that develops, manufactures, and markets various products and services for food and animal safety in the United States and internationally.

  Affiliated Managers Group, Inc. (AMG), which operates as an investment management company providing investment management services to mutual funds, institutional clients, retail and high net worth individuals in the United States.

  C.H. Robinson Worldwide, Inc. (CHRW), a provider of freight transportation and related logistics and supply chain services in the United States and internationally.

Three largest detractors from the Fund’s performance for the period:

  CCC Intelligent Solutions Holdings Inc. (CCC), a software as a service (SaaS) company for the property and casualty insurance economy in the United States and China that connects trading partners, facilitates commerce, and supports mission-critical, artificial intelligence enabled digital workflow across the insurers, repairers, automakers, parts suppliers, lenders, and others.

  Clarivate PLC (CLVT), an information services provider in the Americas, the Middle East, Africa, Europe, and the Asia Pacific that operates through three segments: Academia & Government, Life Sciences & Healthcare, and Intellectual Property.

  Avantor, Inc. (AVTR), a provider of products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries in the Americas, Europe, Asia, the Middle East, and Africa.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Founders	1 Year	5 Year	10 Year
Clarkston Partners Fund - Founders Class (Incept. September 15, 2015)	-4.87%	-1.03%	6.26%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell 2500™ Index	23.45%	5.48%	10.58%

Performance Inception Date	Sep. 15, 2015
AssetsNet	$ 311,984,989
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$311,984,989 # of Portfolio Holdings (excluding cash)27 Portfolio Turnover Rate11%
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.12%
Utilities	3.14%
Consumer Discretionary	8.66%
Industrials	9.43%
Financials	13.27%
Health Care	19.10%
Technology	22.07%
Consumer Staples	23.21%

TOP TEN HOLDINGS (as a % of Net Assets)

Table Summary
Top 10%
Clarivate PLC	11.19%
Post Holdings, Inc.	9.51%
Affiliated Managers Group, Inc.	7.81%
CCC Intelligent Solutions Holdings Inc.	5.96%
Avantor, Inc.	5.91%
John Wiley & Sons, Inc.	4.70%
LKQ Corp.	3.96%
Envista Holdings Corp.	3.86%
Middleby Corp.	3.53%
Waystar Holding Corp.	3.52%
Total % of Top 10 Holdings	59.95%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000159697
Shareholder Report [Line Items]
Fund Name	CLARKSTON PARTNERS FUND
Class Name	Institutional
Trading Symbol	CISMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Clarkston Partners Fund - Institutional Class for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-partners-fund. You can also request this information by contacting us at 844.680.6562.
Additional Information Phone Number	844.680.6562
Additional Information Website	https://www.clarkstonfunds.com/literature/clarkston-partners-fund
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Partners Fund - Institutional Class	$46	0.94%

Expenses Paid, Amount	$ 0.0094
Expense Ratio, Percent	4600.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

During the six-month period ended March 31, 2026, the Fund’s Institutional Class had a return of -3.67% compared to 4.30% for the Russell 2500TM Index and -1.65% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  Neogen Corporation (NEOG), a company that develops, manufactures, and markets various products and services for food and animal safety in the United States and internationally.

  Affiliated Managers Group, Inc. (AMG), which operates as an investment management company providing investment management services to mutual funds, institutional clients, retail and high net worth individuals in the United States.

  C.H. Robinson Worldwide, Inc. (CHRW), a provider of freight transportation and related logistics and supply chain services in the United States and internationally.

Three largest detractors from the Fund’s performance for the period:

  CCC Intelligent Solutions Holdings Inc. (CCC), a software as a service (SaaS) company for the property and casualty insurance economy in the United States and China that connects trading partners, facilitates commerce, and supports mission-critical, artificial intelligence enabled digital workflow across the insurers, repairers, automakers, parts suppliers, lenders, and others.

  Clarivate PLC (CLVT), an information services provider in the Americas, the Middle East, Africa, Europe, and the Asia Pacific that operates through three segments: Academia & Government, Life Sciences & Healthcare, and Intellectual Property.

  Avantor, Inc. (AVTR), a provider of products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries in the Americas, Europe, Asia, the Middle East, and Africa.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Institutional	1 Year	5 Year	10 Year
Clarkston Partners Fund - Institutional Class (Incept. September 15, 2015)	-5.02%	-1.12%	6.15%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell 2500™ Index	23.45%	5.48%	10.58%

Performance Inception Date	Sep. 15, 2015
AssetsNet	$ 311,984,989
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$311,984,989 # of Portfolio Holdings (excluding cash)27 Portfolio Turnover Rate11%
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.12%
Utilities	3.14%
Consumer Discretionary	8.66%
Industrials	9.43%
Financials	13.27%
Health Care	19.10%
Technology	22.07%
Consumer Staples	23.21%

TOP TEN HOLDINGS (as a % of Net Assets)

Table Summary
Top 10%
Clarivate PLC	11.19%
Post Holdings, Inc.	9.51%
Affiliated Managers Group, Inc.	7.81%
CCC Intelligent Solutions Holdings Inc.	5.96%
Avantor, Inc.	5.91%
John Wiley & Sons, Inc.	4.70%
LKQ Corp.	3.96%
Envista Holdings Corp.	3.86%
Middleby Corp.	3.53%
Waystar Holding Corp.	3.52%
Total % of Top 10 Holdings	59.95%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000266372
Shareholder Report [Line Items]
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundsmith Equity ETF for the period of December 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fundsmithetf.us/#documents. You can also request this information by contacting us at (203) 813-5519.
Material Fund Change Notice [Text Block]	*The reporting period is less than a full semi-annual reporting period. Expenses paid for a full semi-annual reporting period would be higher.
Additional Information Phone Number	(203) 813-5519
Additional Information Website	https://www.fundsmithetf.us/#documents
Expenses [Text Block]

What were the Fund’s costs over the period?*

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Fundsmith Equity ETF	$31	1.00%

*The reporting period is less than a full semi-annual reporting period. Expenses paid for a full semi-annual reporting period would be higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How has the Fund performed since inception?

For the period from inception on December 1, 2025 to March 31, 2026, the Fund declined 10.43% compared to the decline of 2.35% for the MSCI World Index.

Relative performance was impacted by the war with Iran which led to strong performance in the Energy sector where at period end, we had a zero weighting and by the on-going boom in Information Technology due to investor enthusiasm with AI stocks in which we were significantly underweight exiting the period due to our belief that a bubble is developing. The Fund's overweight to Health Care was also a negative detractor.

Positive contributors included Taiwan Semiconductor, Texas Instruments, and Marriott, while holdings such as LVMH, EssilorLuxottica, Wolters Kluwer, and ADP detracted.

Line Graph [Table Text Block]

How has the Fund performed since inception?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Table Summary
	Fundsmith Equity ETF	MSCI World Index
12/1/2025	$10,000.00	$10,000.01
12/31/2025	$9,959.88	$10,126.37
1/31/2026	$10,040.12	$10,352.99
2/28/2026	$9,839.52	$10,428.83
3/31/2026	$8,956.87	$9,764.56

Performance Inception Date	Dec. 01, 2025
AssetsNet	$ 13,670,344
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$13,670,344 Number of Portfolio Holdings28 Portfolio Turnover Rate17%
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	4.77%
Financials	3.04%
Communication Services	6.42%
Industrials	10.27%
Consumer Staples	14.02%
Consumer Discretionary	16.83%
Health Care	19.37%
Information Technology	25.28%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Common Stock	95.23%
Cash, Cash Equivalents, & Other Net Assets	4.77%

Largest Holdings [Text Block]

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, and holdings, can be found by visiting https://www.fundsmithetf.us/#documents.

Material Fund Change [Text Block]

Material Fund Changes

There have been no material Fund changes during the reporting period.
C000225205
Shareholder Report [Line Items]
Fund Name	Hillman Value Fund
Trading Symbol	HCMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Hillman Value Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hcmfunds.com/resources. You can also request this information by contacting us at 1-855-400-5944.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1-855-400-5944
Additional Information Website	https://hcmfunds.com/resources
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Hillman Value Fund	$48	0.95%

Expenses Paid, Amount	$ 0.0095
Expense Ratio, Percent	4800.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

For the six months ending March 31, 2026, the Hillman Value Fund returned 1.62% versus a return of 5.99% for its benchmark, the Russell 1000 Value Total Return Index. The Fund enjoyed strong performance in the Materials, Health Care, Communication Services, and Industrials Sectors. The Information Technology, Consumer Discretionary, Financials, and Consumer Staples Sectors negatively impacted results. The premiums generated from option writing nominally benefited performance.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Fund	1 Year	5 Year	10 Year
Hillman Value Fund	8.64%	6.51%	10.97%
FT Wilshire 5000 Index - TR	18.31%	11.10%	13.87%
Russell 1000® Value Index TR	15.87%	9.43%	10.58%

AssetsNet	$ 82,915,532
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$82,915,532 # of Portfolio Holdings38 Portfolio Turnover Rate12%
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	3.82%
Industrials	4.95%
Consumer Discretionary	4.98%
Materials	5.93%
Financials	7.63%
Communication Services	11.72%
Information Technology	14.09%
Consumer Staples	19.23%
Health Care	27.65%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Common Stock	96.18%
Cash, Cash Equivalents, & Other Net Assets	3.82%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material Fund changes during the reporting period.